 RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on April 25, 2013; such supplement (accession number 0000088053-13-000377) is incorporated by reference into this Rule 497 Document.

DWS Floating Rate Fund (a series of DWS Portfolio Trust)
DWS Global Inflation Fund (a series of DWS Income Trust)
DWS Unconstrained Income Fund (a series of DWS Income Trust)
DWS Unconstrained Income VIP (a series of DWS Variable Series II)